COMMITMENTS (Narrative) (Details)	1 Months Ended	12 Months Ended
	Oct. 17, 2019 CAD ($) shares	Nov. 30, 2019 CAD ($)	Nov. 30, 2018 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Shares to be issued		$ 22,811
December 1, 2018 to November 30, 2019 [Member] | Plymouth, Massachusetts [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rent to be paid for lease agreements per month			$ 2,917
December 1, 2019 to November 30, 2020 [Member] | Plymouth, Massachusetts [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rent to be paid for lease agreements per month			$ 3,005
April 1,2019 and ending March 31, 2020 [Member] | Vancouver, British Columbia [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rent to be paid for lease agreements per month		$ 2,500
Aerowave Corporation ("Aerowave") [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Common stock, shares to be issued for asset acquisition | shares	50,000
Shares to be issued	$ 22,811